Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 5,577	£ 5,360
Other non-contract fee income	79	69
Fee and commission income	5,656	5,429
Fee and commission expense	(1,972)	(1,691)
Net fee and commission income	3,684	3,738
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,496	2,461
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	448	481
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,158	945
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,460	1,454
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	15	19
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	732	688
Other non-contract fee income	0	0
Fee and commission income	732	688
Fee and commission expense	(242)	(177)
Net fee and commission income	490	511
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	608	551
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	100	107
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18	17
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6	13
Operating segments | Barclays UK Corporate Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	280	278
Other non-contract fee income	14	11
Fee and commission income	294	289
Fee and commission expense	(46)	(43)
Net fee and commission income	248	246
Operating segments | Barclays UK Corporate Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	229	232
Operating segments | Barclays UK Corporate Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	51	46
Operating segments | Barclays UK Corporate Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	260	234
Other non-contract fee income	0	0
Fee and commission income	260	234
Fee and commission expense	(18)	(19)
Net fee and commission income	242	215
Operating segments | Barclays Private Bank and Wealth Management | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	15	16
Operating segments | Barclays Private Bank and Wealth Management | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	166	156
Operating segments | Barclays Private Bank and Wealth Management | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	79	62
Operating segments | Barclays Private Bank and Wealth Management | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays Private Bank and Wealth Management | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,823	2,663
Other non-contract fee income	65	58
Fee and commission income	2,888	2,721
Fee and commission expense	(675)	(516)
Net fee and commission income	2,213	2,205
Operating segments | Barclays Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	171	171
Operating segments | Barclays Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	282	325
Operating segments | Barclays Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	979	776
Operating segments | Barclays Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,391	1,391
Operating segments | Barclays Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,333	1,320
Other non-contract fee income	0	0
Fee and commission income	1,333	1,320
Fee and commission expense	(959)	(893)
Net fee and commission income	374	427
Operating segments | Barclays US Consumer Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,333	1,320
Operating segments | Barclays US Consumer Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Operating segments | Barclays US Consumer Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	149	177
Other non-contract fee income	0	0
Fee and commission income	149	177
Fee and commission expense	(32)	(43)
Net fee and commission income	117	134
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	140	171
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 9	£ 6